Segments (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segments (Details) [Line Items]
Operating segment		1
NorthView Acquisition Corp [Member]
Segments (Details) [Line Items]
Operating segment		1
Reportable segment	1